CONCENTRATION RISK (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
Concentration Risk [Line Items]
Uninsured cash balances	$ 776,876		$ 776,876		$ 611,947	$ 1,435,543	$ 335,654	$ 922,581
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	44.00%	58.00%	82.00%	61.00%	54.00%	46.00%
Restated [Member]
Concentration Risk [Line Items]
Uninsured cash balances					$ 21,989,947